Fees Summary	Aug. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,728,800
Previously Paid Amount	0.00
Total Fee Amount	929.25
Total Offset Amount	0.00
Net Fee	929.25
Narrative - Max Aggregate Offering Price	$ 6,728,800
Final Prospectus	true